Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 276,796	$ 225,328	$ 192,718
Other comprehensive income, net of tax
Foreign currency translation adjustment	(47,440)	(72,464)	12,006
Unrealized gain on available-for-sale investments, net of tax effect of nil, nil and US$3,762 for years ended May 31, 2015, 2016 and 2017, respectively	22,521	36,635	21,940
Other comprehensive income / (loss)	(24,919)	(35,829)	33,946
Comprehensive income	251,877	189,499	226,664
Less: comprehensive (loss) / income attributable to noncontrolling interests	1,207	1,172	(295)
Comprehensive income attributable to New Oriental Education & Technology Group Inc.	$ 250,670	$ 188,327	$ 226,959